Fixed Income Securities, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                  May 23, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 259
                       (File No. 333-150611) (CIK 1425303)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on May 22, 2008.

                                Very truly yours,

                                Advisor's Disciplined Trust 259

                                By:  Fixed Income Securities, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President